7. Trade receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
At the beginning of the year	R$ (32)	R$ (5)	R$ (6)
Allowance booked for the year	(86)	(263)	(630)
Write-offs of receivables	78	282	771
Deconsolidation Sendas	4	(19)
Assets held for sale and discontinued operations		1	(140)
Business combination		(28)
Foreign currency translation adjustment	(7)
At the end of the year	R$ (43)	R$ (32)	R$ (5)